Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal: Current
Federal: Deferred	(3,704,115)	(10,070,600)
State and local: Current
State and local: Deferred	1,496,815	(2,073,400)
Income tax provision (benefit), gross	(2,207,300)	(12,144,000)
Change in valuation allowance	2,207,300	12,144,000
Income tax provision (benefit)